Property and equipment, net	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

11. Property and equipment, net

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
At cost:
Leasehold properties	3,466,278	3,221,024	4,419,627
Computer and office equipment	232,849	49,606	68,065
Motor vehicle	46,586	7,197	9,875
Sub-total	3,745,713	3,277,827	4,497,567
Less: accumulated depreciation	(612,150)	(535,051)	(734,153)
Net book value	3,133,563	2,742,776	3,763,414

Depreciation expenses recognized for the years ended June 30, 2023, 2024 and 2025 were GBP140,784 GBP136,027 and GBP143,986 (US$ 197,566), respectively.